STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	2,237,085	2,484,405
Granted and reinvested dividends	826,081	763,364
Exercised	(984,342)	(826,918)
Forfeited	(266,979)	(183,766)
Outstanding, end of year	1,811,845.000000	2,237,085
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	2,396,458	1,770,871
Granted and reinvested dividends	735,117	972,894
Exercised	(333,111)	(132,620)
Forfeited	(470,817)	(214,687)
Outstanding, end of year	2,327,647.000000	2,396,458